Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,055,044,000		$ 2,183,207,000
Restricted cash	77,701,000		2,275,000
Prepaid expenses	39,544,000		16,344,000
Other current assets	54,250,000		33,763,000
Total current assets	2,186,995,000		2,219,245,000
Property and equipment, net	14,749,000		8,962,000
Operating lease right-of-use assets	62,279,000		64,970,000
Restricted cash, net of current portion	8,931,000		83,770,000
Investments measured at fair value	188,978,000		93,445,000
Long-term investment	100,563,000		0
Other assets	27,197,000		6,659,000
Total Assets	2,589,692,000		2,477,051,000
Current liabilities:
Accounts payable	20,550,000		10,306,000
Accrued expenses	76,936,000		68,621,000
Operating lease liabilities	12,313,000		7,839,000
Deferred consideration liability	100,000,000		0
Other current liabilities	9,162,000		5,352,000
Total current liabilities	218,961,000		92,118,000
Liability instruments measured at fair value	67,893,000		102,373,000
Operating lease liabilities, noncurrent	62,384,000		64,452,000
Long term debt (includes $150,100 and $89,100 accounted for under the fair value option at March 31, 2021 and 2020, respectively)	170,280,000		108,592,000
Other liabilities	8,169,000		821,000
Total liabilities	527,687,000		368,356,000
Commitments and Contingencies
Redeemable noncontrolling interest	22,491,000		22,491,000
Shareholders' equity:
Common shares	0		0
Additional paid-in capital	3,814,805,000		3,143,739,000
Subscription receivable	(100,000,000)		0
Accumulated deficit	(1,918,462,000)		(1,109,228,000)
Accumulated other comprehensive income (loss)	1,445,000		(2,349,000)
Shareholders' equity attributable to Roivant Sciences Ltd.	1,797,788,000		2,032,162,000
Noncontrolling interests	241,726,000		54,042,000
Total shareholders' equity	2,039,514,000		2,086,204,000
Total liabilities and stockholders' equity	2,589,692,000		$ 2,477,051,000
Montes Archimedes Acquisition Corp.
Current assets:
Cash	1,463,385	$ 1,696,491
Prepaid expenses	236,522	276,093
Due from underwriters	0	4,877
Total current assets	1,699,907	1,977,461
Cash and Marketable Securities held in Trust Account	410,790,995	410,803,411
Total Assets	412,490,902	412,780,872
Current liabilities:
Accounts payable	113,460	207,029
Accrued expenses	4,020,875	240,402
Accrued income tax	19,504	16,709
Franchise tax payable	49,315	88,583
Total current liabilities	4,203,154	552,723
Derivative warrant liabilities	26,137,730	49,097,230
Deferred underwriting commissions	14,375,138	14,375,138
Total liabilities	44,716,022	64,025,091
Commitments and Contingencies
Class A common stock, $0.0001 par value; 34,375,578 shares subject to possible redemption at $10.00 per share	362,774,870	343,755,780
Shareholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0
Additional paid-in capital	0	15,772,622
Accumulated deficit	4,998,504	(10,774,318)
Shareholders' equity attributable to Roivant Sciences Ltd.	5,000,010	5,000,001
Total liabilities and stockholders' equity	412,490,902	412,780,872
Montes Archimedes Acquisition Corp. | Class A common stock
Shareholders' equity:
Common shares	479	670
Montes Archimedes Acquisition Corp. | Class B common stock
Shareholders' equity:
Common shares	$ 1,027	$ 1,027